EXPENSES BY NATURE (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE
Depreciation of mining hardware	£ 16,549	£ 11,129	£ 5,896
Hosting and other costs	21,634	11,057	11,210
Total direct costs	38,183	22,186	17,106
Finance Costs
Interest on loans, including associated prepayment penalties	18,321	2,142	171
Total finance costs	18,321	2,142	171
Operating expenses
Salary and other employee related costs	9,610	2,662	461
Insurance	6,027	1,408	117
Depreciation and amortisation	6,900	382	131
Legal, professional and regulatory fees	12,763	1,533	114
Indirect taxes	3,684
Consulting fees	828	684	690
Repairs and maintenance	863	692	75
Audit fees	310	239	135
Office general expenses	840	424	265
Public relations and associated activities	519	699	113
Impairment of intangible assets		535
Travel	678	128	46
Hedging costs		326
Carbon credits		252
Bank charges	240	247
Freight, postage & delivery	1,314
Capital loss	116
Research costs	91		20
Write off of variable contingent consideration		(352)
Settlement re Crypto mining management fees		(1,561)
Reversal of credit loss provision			(447)
Foreign exchange loss	(17,250)	589	271
Total operating costs and administrative expenses	£ 27,534	£ 8,887	£ (1,991)